THE SIMMS FUNDS

                                U.S. EQUITY FUND

                                 INTERNATIONAL
                                  EQUITY FUND

                               GLOBAL EQUITY FUND

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2000

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors

THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                                                    U.S.           INTERNATIONAL           GLOBAL
                                                                EQUITY FUND         EQUITY FUND         EQUITY FUND
                                                                -----------         -----------         -----------
ASSETS
Investments in securities at market value
  (identified cost $5,896,520, $13,427,836 and
  $5,605,974, respectively) (Note 2)                             $7,665,883         $14,178,401          $5,554,686
Dividends and interest receivable                                     4,581              11,736               3,867
Receivable from Adviser                                              28,571              13,475              36,997
Other assets                                                         14,797              18,276              16,770
                                                                 ----------         -----------          ----------
     Total assets                                                 7,713,832          14,221,888           5,612,320
                                                                 ----------         -----------          ----------

LIABILITIES
Capital shares repurchased                                            2,600                  --                  --
Accrued expenses and other liabilities                               77,654             182,894              55,322
                                                                 ----------         -----------          ----------
     Total liabilities                                               80,254             182,894              55,322
                                                                 ----------         -----------          ----------
NET ASSETS                                                       $7,633,578         $14,038,994          $5,556,998
                                                                 ----------         -----------          ----------
                                                                 ----------         -----------          ----------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                    $6,235,841         $14,112,445          $6,132,044
Accumulated net realized loss on investments                       (371,626)           (824,016)           (523,758)
Net unrealized appreciation (depreciation) on investments         1,769,363             750,565             (51,288)
                                                                 ----------         -----------          ----------
     Net assets                                                  $7,633,578         $14,038,994          $5,556,998
                                                                 ----------         -----------          ----------
                                                                 ----------         -----------          ----------

CLASS A
Net assets                                                         $409,653            $470,618            $599,373
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                                   33,120              42,281              47,909
Net asset value and redemption price per share                       $12.37              $11.13              $12.51
                                                                 ----------         -----------          ----------
                                                                 ----------         -----------          ----------
Maximum offering price per share                                     $12.89              $11.59              $13.03
                                                                 ----------         -----------          ----------
                                                                 ----------         -----------          ----------

CLASS Y
Net assets                                                       $7,223,925         $13,568,376          $4,957,625
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                                  575,945           1,204,558             391,064
Net asset value, offering and redemption price per share             $12.54              $11.26              $12.68
                                                                 ----------         -----------          ----------
                                                                 ----------         -----------          ----------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2000
(Unaudited)

                                                                    U.S.          INTERNATIONAL            GLOBAL
                                                                 EQUITY FUND       EQUITY FUND           EQUITY FUND
                                                                 -----------       -----------           -----------
INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $0, $2,982,
     and $465, respectively)                                      $  13,816         $    22,706           $   8,953
   Interest                                                           7,270              30,713               9,821
                                                                  ---------         -----------           ---------
          Total investment income                                    21,086              53,419              18,774
                                                                  ---------         -----------           ---------

EXPENSES:
   Investment advisory fees                                          34,777              73,995              29,437
   Shareholder servicing and accounting                              29,781              37,881              31,966
   Professional fees                                                 17,855              23,646              13,472
   Trustees' fees and expenses                                          970                 945                 970
   Administration fees                                               22,435              22,510              22,585
   Reports to shareholders                                            1,496               2,579                 915
   Federal and state registration fees                               11,448              12,208              12,572
   Custody fees                                                       1,934               3,110               4,502
   Other                                                              1,681               2,526                 895
   Distribution fees - Class A                                          918               1,264               1,664
                                                                  ---------         -----------           ---------
          Total expenses before reimbursements                      123,295             180,664             118,978
   Less:  Reimbursements from Adviser                               (78,326)            (94,306)            (83,461)
                                                                  ---------         -----------           ---------
   Net expenses                                                      44,969              86,358              35,517
                                                                  ---------         -----------           ---------

NET INVESTMENT LOSS                                                 (23,883)            (32,939)            (16,743)
                                                                  ---------         -----------           ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Realized loss on investments                                    (117,846)           (610,618)           (337,283)
   Change in unrealized appreciation/depreciation
     on investments                                                (719,601)         (2,790,739)           (642,544)
                                                                  ---------         -----------           ---------
   Net realized and unrealized loss on investments                 (837,447)         (3,401,357)           (979,827)
                                                                  ---------         -----------           ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(861,330)        $(3,434,296)          $(996,570)
                                                                  ---------         -----------           ---------
                                                                  ---------         -----------           ---------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      U.S. EQUITY FUND
                                                            ------------------------------------
                                                            FOR THE SIX MONTHS
                                                                  ENDED
                                                            DECEMBER 31, 2000     FOR YEAR ENDED
                                                               (UNAUDITED)        JUNE 30, 2000
                                                            -----------------     --------------
OPERATIONS:
   Net investment loss                                           $  (23,883)         $  (41,814)
   Net realized loss                                               (117,846)            (41,230)
   Change in unrealized appreciation/depreciation
     on investments                                                (719,601)          1,402,989
                                                                 ----------          ----------
          Net increase (decrease) in net assets
            resulting from operations                              (861,330)          1,319,945
                                                                 ----------          ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase (decrease) in net assets resulting from
     capital share transactions                                    (717,408)          3,240,909
                                                                 ----------          ----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM
  NET REALIZED GAINS                                                 (8,712)             (8,168)
                                                                 ----------          ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM
  NET REALIZED GAINS                                               (152,115)           (394,355)
                                                                 ----------          ----------

          Total increase (decrease) in net assets                (1,739,565)          4,158,331

NET ASSETS:
   Beginning of period                                            9,373,143           5,214,812
                                                                 ----------          ----------
   End of period                                                 $7,633,578          $9,373,143
                                                                 ----------          ----------
                                                                 ----------          ----------

                       See notes to financial statements

                                                                 INTERNATIONAL EQUITY FUND
                                                            ------------------------------------
                                                            FOR THE SIX MONTHS
                                                                  ENDED
                                                            DECEMBER 31, 2000    FOR YEAR ENDED
                                                               (UNAUDITED)        JUNE 30, 2000
                                                            -----------------    --------------
OPERATIONS:
     Net investment loss                                        $   (32,939)        $   (85,282)
     Net realized gain (loss)                                      (610,618)          1,272,896
     Change in unrealized appreciation/depreciation
       on investments                                            (2,790,739)          3,013,551
                                                                -----------         -----------
          Net increase (decrease) in net assets
            resulting from operations                            (3,434,296)          4,201,165
                                                                -----------         -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
     Net increase in net assets resulting from
       capital share transactions                                 3,832,731           5,670,421
                                                                -----------         -----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM:
     Net investment income                                           (1,663)                 --
     Net realized gains                                             (46,071)             (9,505)
                                                                -----------         -----------
     Total distribution                                             (47,734)             (9,505)
                                                                -----------         -----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM:
     Net investment income                                          (47,858)            (11,524)
     Net realized gains                                          (1,326,221)           (302,465)
                                                                -----------         -----------
     Total distribution                                          (1,374,079)           (313,989)
                                                                -----------         -----------
          Total increase (decrease) in net assets                (1,023,378)          9,548,092

NET ASSETS:
     Beginning of period                                         15,062,372           5,514,280
                                                                -----------         -----------
     End of period                                              $14,038,994         $15,062,372
                                                                -----------         -----------
                                                                -----------         -----------

                       See notes to financial statements

                                                                     GLOBAL EQUITY FUND
                                                           -------------------------------------
                                                           FOR THE SIX MONTHS
                                                                  ENDED
                                                            DECEMBER 31, 2000    FOR YEAR ENDED
                                                               (UNAUDITED)        JUNE 30, 2000
                                                            -----------------    --------------
OPERATIONS:
     Net investment loss                                         $  (16,743)         $  (13,976)
     Net realized loss on securities                               (337,283)           (169,669)
     Change in unrealized appreciation/depreciation
       on investments                                              (642,544)            514,596
                                                                 ----------          ----------
     Net increase (decrease) in net assets
       resulting from operations                                   (996,570)            330,951
                                                                 ----------          ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
     Net increase in net assets resulting from
       capital share transactions                                   705,421           4,606,370
                                                                 ----------          ----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                                (993)                 --
                                                                 ----------          ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                              (8,117)               (903)
                                                                 ----------          ----------
          Total increase (decrease) in net assets                  (300,259)          4,936,418

NET ASSETS:
     Beginning of period                                          5,857,257             920,839
                                                                 ----------          ----------
     End of period                                               $5,556,998          $5,857,257
                                                                 ----------          ----------
                                                                 ----------          ----------

                       See notes to financial statements

THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS

                                                                                       U.S. EQUITY FUND
                                                                  -----------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                YEAR       APRIL 26, 1999(1)<F1>
                                                                  DECEMBER 31, 2000         ENDED              THROUGH
                                                                     (UNAUDITED)        JUNE 30, 2000       JUNE 30, 1999
                                                                  -----------------     -------------       -------------
                                                                       CLASS A             CLASS A             CLASS A
                                                                  -----------------     -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                                   $13.98              $12.50              $12.20
                                                                       ------              ------              ------
Income from investment operations:
   Net investment loss                                                  (0.06)(3)<F3>       (0.16)(2)<F2>       (0.02)(3)<F3>
   Net realized and unrealized
     gain (loss) on investments                                         (1.28)               2.57                0.32
                                                                       ------              ------              ------
   Total from investment operations                                     (1.34)               2.41                0.30
                                                                       ------              ------              ------
Less distributions from net realized gains                              (0.27)              (0.93)                 --
                                                                       ------              ------              ------
Net asset value, end of period                                         $12.37              $13.98              $12.50
                                                                       ------              ------              ------
                                                                       ------              ------              ------

Total return(4)<F4>                                                    (9.59%)(5)<F5>      19.76%               2.46%(5)<F5>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                         $409,653            $262,568                $983
   Ratio of expenses to average net assets before
     reimbursement by Adviser                                           3.14%(6)<F6>        3.88%               8.39%(6)<F6>
   Ratio of expenses to average net assets after
     reimbursement by Adviser                                           1.45%(6)<F6>        1.86%               2.06%(6)<F6>
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser                                   (2.68%)(6)<F6>      (3.19%)             (7.38%)(6)<F6>
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser                                    (0.99%)(6)<F6>      (1.17%)             (1.06%)(6)<F6>
   Portfolio turnover rate(7)<F7>                                      14.26%              50.31%              50.40%

(1)<F1> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund. Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.
(2)<F2> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F3> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F4> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F5>   Not annualized.
(6)<F6>   Annualized.
(7)<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                                       U.S. EQUITY FUND
                                                                  -------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                YEAR      DECEMBER 11, 1998(1)<F8>
                                                                  DECEMBER 31, 2000         ENDED              THROUGH
                                                                     (UNAUDITED)        JUNE 30, 2000       JUNE 30, 1999
                                                                  -----------------     -------------       -------------
                                                                       CLASS Y             CLASS Y             CLASS Y
                                                                  -----------------     -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                                   $14.14              $12.51              $10.00
                                                                       ------              ------              ------
Income from investment operations:
   Net investment loss                                                  (0.04)(3)<F10>      (0.10)(2)<F9>       (0.03)(3)<F10>
   Net realized and unrealized
     gain (loss) on investments                                         (1.29)               2.66                2.54
                                                                       ------              ------              ------
   Total from investment operations                                     (1.33)               2.56                2.51
                                                                       ------              ------              ------
Less distributions from net realized gains                              (0.27)              (0.93)                 --
                                                                       ------              ------              ------
Net asset value, end of period                                         $12.54              $14.14              $12.51
                                                                       ------              ------              ------
                                                                       ------              ------              ------

Total return(4)<F11>                                                   (9.41%)(5)<F12>     20.98%              25.10%(5)<F12>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $7,223,925          $9,110,575          $5,213,829
   Ratio of expenses to average net assets before
     reimbursement by Adviser                                           2.64%(6)<F13>       3.27%               5.59%(6)<F13>
   Ratio of expenses to average net assets after
     reimbursement by Adviser                                           0.95%(6)<F13>       1.25%               1.31%(6)<F13>
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser                                   (2.18%)(6)<F13>     (2.58%)             (4.70%)(6)<F13>
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser                                    (0.49%)(6)<F13>     (0.56%)             (0.42%)(6)<F13>
   Portfolio turnover rate(7)<F14>                                     14.26%              50.31%              50.40%

(1)<F8> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund. Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.
(2)<F9> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F10> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F11> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F12>  Not annualized.
(6)<F13>  Annualized.
(7)<F14> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                                  INTERNATIONAL EQUITY FUND
                                                                  -------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                YEAR      FEBRUARY 1, 1999(1)<F15>
                                                                  DECEMBER 31, 2000         ENDED              THROUGH
                                                                     (UNAUDITED)        JUNE 30, 2000       JUNE 30, 1999
                                                                  -----------------     -------------       -------------
                                                                       CLASS A             CLASS A             CLASS A
                                                                  -----------------     -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                                   $15.64              $10.88              $10.54
                                                                       ------              ------              ------
Income from investment operations:
     Net investment income (loss)                                       (0.06)(2)<F16>      (0.19)(2)<F16>       0.00
     Net realized and unrealized
       gain (loss) on investments                                       (3.20)               5.32                0.34
                                                                       ------              ------              ------
     Total from investment operations                                   (3.26)               5.13                0.34
                                                                       ------              ------              ------
Less distributions:
     Dividends in excess of net investment income                       (0.04)                 --                  --
     Distributions from net realized gains                              (1.21)              (0.37)                 --
                                                                       ------              ------              ------
     Total distributions                                                (1.25)              (0.37)                 --
                                                                       ------              ------              ------
Net asset value, end of period                                         $11.13              $15.64              $10.88
                                                                       ------              ------              ------
                                                                       ------              ------              ------

Total return(3)<F17>                                                  (20.80%)(4)<F18>     47.48%               3.23%(4)<F18>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                                       $470,618            $608,550            $160,421
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                         2.92%(5)<F19>       3.42%               6.54%(5)<F19>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                         1.65%(5)<F19>       2.20%               2.38%(5)<F19>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                                 (2.20%)(5)<F19>     (2.56%)             (4.14%)(5)<F19>
     Ratio of net investment income (loss) to average
       net assets after reimbursement by Adviser                       (0.93%)(5)<F19>     (1.34%)              0.02%(5)<F19>
     Portfolio turnover rate(6)<F20>                                   41.17%              88.41%              49.48%

(1)<F15> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund. Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.
(2)<F16> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F17> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F18>  Not annualized.
(5)<F19>  Annualized.
(6)<F20> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                                  INTERNATIONAL EQUITY FUND
                                                                 --------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                YEAR     DECEMBER 11, 1998(1)<F21>
                                                                  DECEMBER 31, 2000         ENDED              THROUGH
                                                                     (UNAUDITED)        JUNE 30, 2000       JUNE 30, 1999
                                                                  -----------------     -------------       -------------
                                                                       CLASS Y             CLASS Y             CLASS Y
                                                                  -----------------     -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                                   $15.77              $10.91              $10.00
                                                                       ------              ------              ------
Income from investment operations:
     Net investment income (loss)                                       (0.03)(2)<F22>      (0.15)(2)<F22>       0.03
     Net realized and unrealized
       gain (loss) on investments                                       (3.23)               5.39                0.88
                                                                       ------              ------              ------
     Total from investment operations                                   (3.26)               5.24                0.91
                                                                       ------              ------              ------

Less distributions:
     Dividends in excess of net investment income                       (0.04)              (0.01)                 --
     Distributions from net realized gains                              (1.21)              (0.37)                 --
                                                                       ------              ------              ------
     Total distributions                                                (1.25)              (0.38)                 --
                                                                       ------              ------              ------
Net asset value, end of period                                         $11.26              $15.77              $10.91
                                                                       ------              ------              ------
                                                                       ------              ------              ------

Total return(3)<F23>                                                  (20.63%)(4)<F24>     48.41%               9.10%(4)<F24>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                                    $13,568,376         $14,453,822          $5,353,859
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                         2.42%(5)<F25>       2.78%               5.52%(5)<F25>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                         1.15%(5)<F25>       1.56%               1.63%(5)<F25>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                                 (1.70%)(5)<F25>     (1.92%)             (3.48%)(5)<F25>
     Ratio of net investment income (loss) to average
       net assets after reimbursement by Adviser                       (0.43%)(5)<F25>     (0.70%)              0.42%(5)<F25>
     Portfolio turnover rate(6)<F26>                                   41.17%              88.41%              49.48%

(1)<F21> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund. Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.
(2)<F22> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F23> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F24>  Not annualized.
(5)<F25>  Annualized.
(6)<F26> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                                      GLOBAL EQUITY FUND
                                                                ---------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                YEAR     FEBRUARY 19, 1999(1)<F27>
                                                                  DECEMBER 31, 2000         ENDED              THROUGH
                                                                     (UNAUDITED)        JUNE 30, 2000       JUNE 30, 1999
                                                                  -----------------     -------------       -------------
                                                                       CLASS A             CLASS A             CLASS A
                                                                  -----------------     -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                                   $14.89              $11.22              $10.41
                                                                       ------              ------              ------
Income from investment operations:
     Net investment loss                                                (0.07)(2)<F28>      (0.06)              (0.00)
     Net realized and unrealized
       gain (loss) on investments                                       (2.29)               3.73                0.81
                                                                       ------              ------              ------
     Total from investment operations                                   (2.36)               3.67                0.81
                                                                       ------              ------              ------
Less dividends in excess of net investment income                       (0.02)                 --                  --
                                                                       ------              ------              ------
Net asset value, end of period                                         $12.51              $14.89              $11.22
                                                                       ------              ------              ------
                                                                       ------              ------              ------

Total return(3)<F29>                                                  (15.84%)(4)<F30>     32.71%               7.78%(4)<F30>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                                       $599,373            $705,954            $143,194
     Ratio of expenses to average net assets before
     reimbursement by Adviser                                           4.49%(5)<F31>       6.85%              32.84%(5)<F31>
     Ratio of expenses to average net assets after
     reimbursement by Adviser                                           1.65%(5)<F31>       2.00%               2.23%(5)<F31>
     Ratio of net investment loss to average net assets
     before reimbursement by Adviser                                   (3.85%)(5)<F31>     (5.84%)            (30.77%)(5)<F31>
     Ratio of net investment loss to average net assets
       after reimbursement by Adviser                                  (1.01%)(5)<F31>     (0.99%)             (0.15%)(5)<F31>
     Portfolio turnover rate(6)<F32>                                   24.35%              79.24%              28.70%

(1)<F27> Commencement of operations for Class Y shares occurred on December 18, 1998 for the Global Equity Fund. Commencement of sale of Class A shares occurred on February 19, 1999 for the Global Equity Fund.
(2)<F28> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F29> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F30>  Not annualized.
(5)<F31>  Annualized.
(6)<F32> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                                      GLOBAL EQUITY FUND
                                                                ---------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                YEAR     DECEMBER 18, 1998(1)<F33>
                                                                  DECEMBER 31, 2000         ENDED              THROUGH
                                                                     (UNAUDITED)        JUNE 30, 2000       JUNE 30, 1999
                                                                  -----------------     -------------       -------------
                                                                       CLASS Y             CLASS Y             CLASS Y
                                                                  -----------------     -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                                   $15.05              $11.27              $10.00
                                                                       ------              ------              ------
Income from investment operations:
     Net investment income (loss)                                       (0.04)(2)<F34>      (0.03)               0.01
     Net realized and unrealized
       gain (loss) on investments                                       (2.31)               3.82                1.26
                                                                       ------              ------              ------
     Total from investment operations                                   (2.35)               3.79                1.27
                                                                       ------              ------              ------
Less dividends in excess of net investment income                       (0.02)              (0.01)                 --
                                                                       ------              ------              ------
Net asset value, end of period                                         $12.68              $15.05              $11.27
                                                                       ------              ------              ------
                                                                       ------              ------              ------

Total return(3)<F35>                                                 (15.61)%(4)<F36>      33.68%              12.70%(4)<F36>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                                     $4,957,625          $5,151,303            $777,645
     Ratio of expenses to average net assets before
     reimbursement by Adviser                                           3.99%(5)<F37>       6.25%              37.44%(5)<F37>
     Ratio of expenses to average net assets after
     reimbursement by Adviser                                           1.15%(5)<F37>       1.40%               1.48%(5)<F37>
     Ratio of net investment loss to average net assets
     before reimbursement by Adviser                                   (3.35%)(5)<F37>     (5.24%)            (35.61%)(5)<F37>
     Ratio of net investment income (loss) to average
       net assets after reimbursement by Adviser                       (0.51%)(5)<F37>     (0.39%)              0.35%(5)<F37>
     Portfolio turnover rate(6)<F38>                                   24.35%              79.24%              28.70%

(1)<F33> Commencement of operations for Class Y shares occurred on December 18, 1998 for the Global Equity Fund. Commencement of sale of Class A shares occurred on February 19, 1999 for the Global Equity Fund.
(2)<F34> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F35> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F36>  Not annualized.
(5)<F37>  Annualized.
(6)<F38> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

THE SIMMS FUNDS
U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2000 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----

             COMMON STOCKS -- 98.6%

             BUSINESS SERVICES -- 7.5%
     5,770   Cisco Systems, Inc.*<F39>                              $  220,703
     4,210   Omnicom Group Inc.                                        348,904
                                                                    ----------
                                                                       569,607
                                                                    ----------

             COMPUTERS -- 7.9%
     5,240   Dell Computer Corporation *<F39>                           91,372
     4,340   EMC Corporation *<F39>                                    288,610
     7,850   Sun Microsystems, Inc. *<F39>                             218,819
                                                                    ----------
                                                                       598,801
                                                                    ----------

             DRUGS -- 12.9%
     3,910   Amgen Inc.*<F39>                                          249,996
     9,277   Pfizer Inc.                                               426,742
     5,380   Schering-Plough Corporation                               305,315
                                                                    ----------
                                                                       982,053
                                                                    ----------

             ELECTRICAL EQUIPMENT -- 3.5%
     5,620   General Electric Company                                  269,409
                                                                    ----------

             ELECTRONICS -- 4.8%
     5,190   Intel Corporation                                         156,024
     4,580   Xilinx, Inc.*<F39>                                        211,253
                                                                    ----------
                                                                       367,277
                                                                    ----------

             FINANCIAL SERVICES -- 17.5%
     6,213   Citigroup Inc.                                            317,251
     8,330   Concord EFS, Inc.*<F39>                                   365,999
     3,730   Fannie Mae                                                323,577
     8,997   MBNA Corporation                                          332,327
                                                                    ----------
                                                                     1,339,154
                                                                    ----------

             HEALTH CARE SERVICES -- 4.4%
     2,920   Wellpoint Health Networks Inc.*<F39>                      336,530
                                                                    ----------

             INSURANCE -- 4.6%
     4,910   AFLAC Incorporated                                        354,441
                                                                    ----------

             INTERNET SERVICES -- 1.2%
     2,670   America Online, Inc.*<F39>                                 92,916
                                                                    ----------

             MEDICAL INSTRUMENTS -- 3.0%
     4,200   Guidant Corporation *<F39>                                226,537
                                                                    ----------

             MULTI-INDUSTRY -- 5.4%
     7,380   Tyco International Ltd.^<F40>                             409,590
                                                                    ----------

             RETAIL -- 13.5%
     8,960   Bed Bath & Beyond Inc. *<F39>                             200,480
    12,060   Family Dollar Stores, Inc.                                258,536
     5,020   RadioShack Corporation                                    214,919
     5,730   Safeway Inc.*<F39>                                        358,125
                                                                    ----------
                                                                     1,032,060
                                                                    ----------

             SOFTWARE -- 4.1%
    10,870   Oracle Corporation*<F39>                                  315,909
                                                                    ----------

             TELECOMMUNICATION EQUIPMENT -- 3.5%
     1,720   Comverse Technology, Inc.*<F39>                           186,835
     1,950   JDS Uniphase Corporation*<F39>                             81,291
                                                                    ----------
                                                                       268,126
                                                                    ----------

             UTILITIES - ELECTRIC -- 4.8%
     6,600   AES Corporation *<F39>                                    365,475
                                                                    ----------

             TOTAL COMMON STOCKS
               (Cost $5,758,522)                                     7,527,885
                                                                    ----------

             SHORT-TERM INVESTMENTS -- 1.8%

             VARIABLE RATE DEMAND NOTES #<F41> -- 1.8%
  $137,998   American Family Financial
               Services, Inc., 6.2353%
               (Cost $137,998)                                         137,998
                                                                    ----------

             TOTAL INVESTMENTS
               (COST $5,896,520) -- 100.4%                           7,665,883
                                                                    ----------

             LIABILITIES, LESS OTHER
               ASSETS -- (0.4)%                                        (32,305)
                                                                    ----------

             TOTAL NET ASSETS -- 100.0%                             $7,633,578
                                                                    ----------
                                                                    ----------

  *<F39>   Non-income producing security.
  ^<F40>   Foreign security.
  #<F41> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 2000.

                       See notes to financial statements

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2000 (Unaudited)

  SHARES                                                            VALUE
  ------                                                            -----

             COMMON STOCKS -- 92.3%

             BRAZIL -- 1.7%

             TELECOMMUNICATIONS -- 1.7%
    15,340   Embratel Participacoes
               S.A. - ADR                                         $   240,646
                                                                  -----------
               Total Belgium                                          240,646
                                                                  -----------

             FINLAND -- 4.5%

             TELECOMMUNICATIONS -- 4.5%
    14,570   Nokia Oyj - ADR, Class A                                 633,795
                                                                  -----------
               Total Finland                                          633,795
                                                                  -----------

             FRANCE -- 4.1%

             SOFTWARE -- 4.1%
     8,720   Dassault Systemes S.A. - ADR                             577,700
                                                                  -----------
               Total France                                           577,700
                                                                  -----------

             GERMANY -- 5.0%

             ELECTRONICS -- 2.9%
     4,790   Epcos AG - ADR*<F42>                                     404,755
                                                                  -----------

             MEDICAL PRODUCTS -- 2.1%
    10,800   Frensenius Medical Care
               AG - ADR                                               293,625
                                                                  -----------
               Total Germany                                          698,380
                                                                  -----------

             HONG KONG -- 4.5%

             ELECTRONICS -- 1.8%
    16,200   Johnson Electric Holdings
               Limited - ADR                                          248,195
                                                                  -----------

             TELECOMMUNICATIONS -- 2.7%
     5,460   Asia Satellite Telecommunications
               Holdings Ltd. - ADR                                    111,248
     9,970   China Telecom Limited*<F42>                              270,436
                                                                  -----------
                                                                      381,684
                                                                  -----------
               Total Hong Kong                                        629,879
                                                                  -----------

             HUNGARY -- 2.0%

             TELECOMMUNICATIONS -- 2.0%
    14,060   Magyar Tavkozlesi Rt. - ADR                              287,351
                                                                  -----------
               Total Hungary                                          287,351
                                                                  -----------

             IRELAND -- 4.7%

             DRUGS -- 4.7%
    13,990   Elan Corporation PLC - ADR *<F42>                        654,907
                                                                  -----------
               Total Ireland                                          654,907
                                                                  -----------

             ISRAEL -- 2.1%

             DRUGS -- 2.1%
     4,120   Teva Pharmaceutical Industries
               Ltd. - ADR                                             301,790
                                                                  -----------
               Total Israel                                           301,790
                                                                  -----------

             ITALY -- 3.8%

             OPTICAL SUPPLIES -- 3.8%
    38,340   Luxottica Group SpA - ADR                                527,175
                                                                  -----------
               Total Italy                                            527,175
                                                                  -----------

             JAPAN -- 10.1%

             DRUGS -- 4.6%
    18,400   Eisai Company,  Ltd - ADR                                644,484
                                                                  -----------

             ELECTRONICS -- 2.0%
     2,590   Kyocera Corporation - ADR                                275,026
                                                                  -----------

             FINANCIAL SERVICES -- 3.5%
    10,350   Orix Corporation - ADR                                   499,387
                                                                  -----------
               Total Japan                                          1,418,897
                                                                  -----------

             MEXICO -- 2.0%

             TELECOMMUNICATIONS -- 2.0%
     6,330   Telefonos de Mexico S.A. - ADR                           285,641
                                                                  -----------
               Total Mexico                                           285,641
                                                                  -----------

             NETHERLANDS -- 26.7%

             CHEMICALS -- 3.6%
     9,590   Akzo Nobel N.V. - ADR                                    510,668
                                                                  -----------

             ELECTRONICS -- 8.4%
    16,801   Koninklijke (Royal) Philips
               Electronics N.V. - NYS                                 609,036
    13,250   STMicroelectronics N.V. - NYS                            567,266
                                                                  -----------
                                                                    1,176,302
                                                                  -----------

             FINANCIAL SERVICES -- 3.9%
     6,810   ING Groep N.V. - ADR                                     545,651
                                                                  -----------

             FOOD, BEVERAGES & TOBACCO -- 3.2%
    13,792   Koninklijke Ahold N.V. - ADR                             448,240
                                                                  -----------

             TEXTILES & APPAREL -- 4.2%
     6,610   Gucci Group N.V. - NYS                                   584,985
                                                                  -----------

             TRANSPORTATION -- 3.4%
    19,448   TNT Post Group N.V. - ADR                                477,692
                                                                  -----------
               Total Netherlands                                    3,743,538
                                                                  -----------

             SOUTH KOREA -- 1.6%

             TELECOMMUNICATIONS -- 1.6%
     7,440   Korea Telecom Corporation - ADR                          230,640
                                                                  -----------
               Total South Korea                                      230,640
                                                                  -----------

             SPAIN -- 3.7%

             TELECOMMUNICATIONS -- 3.7%
    10,411   Telefonica S.A. - ADR                                    520,550
                                                                  -----------
               Total Spain                                            520,550
                                                                  -----------

             SWITZERLAND -- 4.0%

             BUSINESS SERVICES -- 4.0%
     7,100   Adecco S.A. - ADR                                        555,220
                                                                  -----------
               Total Switzerland                                      555,220
                                                                  -----------

             TAIWAN -- 1.0%

             ELECTRONICS -- 1.0%
    16,500   United Microelectronics
               Corporation - ADR*<F42>                                136,125
                                                                  -----------
               Total Taiwan                                           136,125
                                                                  -----------

             UNITED KINGDOM -- 10.8%

             BUSINESS SERVICES -- 3.0%
     6,610   WPP Group PLC - ADR                                      415,191
                                                                  -----------

             COMMUNICATIONS & MEDIA -- 3.6%
    21,711   Pearson PLC - ADR                                        511,565
                                                                  -----------

             TELECOMMUNICATIONS -- 4.2%
    16,490   Vodafone AirTouch  PLC - ADR                             590,548
                                                                  -----------
               Total United Kingdom                                 1,517,304
                                                                  -----------

             TOTAL COMMON STOCKS
               (Cost $12,208,973)                                  12,959,538
                                                                  -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 8.7%

             VARIABLE RATE DEMAND NOTES #<F43> -- 8.7%
  $240,513   American Family Financial
               Services, Inc., 6.2353%                                240,513
   514,485   Firstar Bank, N.A., 6.3963%                              514,485
   270,402   Sara Lee Corporation, 6.2463%                            270,402
    60,081   Wisconsin Corporate Central
               Credit Union, 6.3163%                                   60,081
   133,382   Wisconsin Electric Power
               Company, 6.2352%                                       133,382
                                                                  -----------
             TOTAL SHORT- TERM
               INVESTMENTS
               (Cost $1,218,863)                                    1,218,863
                                                                  -----------
             TOTAL INVESTMENTS
               (COST $13,427,836) --
               101.0%                                              14,178,401
                                                                  -----------
             LIABILITIES LESS, OTHER
               ASSETS -- (1.0%)                                      (139,407)
                                                                  -----------
             TOTAL NET ASSETS -- 100.0%                           $14,038,994
                                                                  -----------
                                                                  -----------

*<F42>  Non-income producing security.
#<F43> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 2000.
 ADR -  American Depository Receipts
 NYS -  New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2000 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----

             COMMON STOCKS -- 94.6%

             BERMUDA -- 2.5%

             MULTI-INDUSTRY -- 2.5%
     2,470   Tyco International Ltd.                                $  137,085
                                                                    ----------
               Total Bermuda                                           137,085
                                                                    ----------

             BRAZIL -- 0.8%

             TELECOMMUNICATIONS -- 0.8%
     2,890   Embratel Participacoes
               S.A. - ADR                                               45,337
                                                                    ----------
               Total Brazil                                             45,337
                                                                    ----------

             FINLAND -- 2.3%

             TELECOMMUNICATIONS -- 2.3%
     2,890   Nokia Oyj - ADR, Class A                                  125,715
                                                                    ----------
               Total Finland                                           125,715
                                                                    ----------

             FRANCE -- 2.1%

             SOFTWARE -- 2.1%
     1,730   Dassault Systemes S.A. - ADR                              114,612
                                                                    ----------
               Total France                                            114,612
                                                                    ----------

             GERMANY -- 2.6%

             ELECTRONICS -- 1.5%
       990   Epcos AG - ADR*<F44>                                       83,655
                                                                    ----------

             MEDICAL PRODUCTS -- 1.1%
     2,300   Frensenius Medical Care
               AG - ADR                                                 62,531
                                                                    ----------
               Total Germany                                           146,186
                                                                    ----------

             HONG KONG -- 2.1%

             ELECTRONICS -- 0.8%
     2,890   Johnson Electric Holdings
               Limited - ADR                                            44,277
                                                                    ----------

             TELECOMMUNICATIONS -- 1.3%
     1,080   Asia Satellite Telecommunications
               Holdings Ltd. - ADR                                      22,005
     1,880   China Telecom Limited*<F44>                                50,995
                                                                    ----------
                                                                        73,000
                                                                    ----------
               Total Hong Kong                                         117,277
                                                                    ----------

             HUNGARY -- 1.1%

             TELECOMMUNICATIONS -- 1.1%
     2,890   Magyar Tavkozlesi Rt. - ADR                                59,064
                                                                    ----------
               Total Hungary                                            59,064
                                                                    ----------

             IRELAND -- 2.2%

             DRUGS -- 2.2%
     2,580   Elan Corporation PLC - ADR *<F44>                         120,776
                                                                    ----------
               Total Ireland                                           120,776
                                                                    ----------

             ISRAEL -- 1.2%

             DRUGS -- 1.2%
       930   Teva Pharmaceutical Industries
               Ltd. - ADR                                               68,123
                                                                    ----------
               Total Israel                                             68,123
                                                                    ----------

             ITALY -- 1.6%

             OPTICAL SUPPLIES -- 1.6%
     6,660   Luxottica Group SpA - ADR                                  91,575
                                                                    ----------
               Total Italy                                              91,575
                                                                    ----------

             JAPAN -- 4.9%

             DRUGS -- 2.1%
     3,390   Eisai Company,  Ltd - ADR                                 118,739
                                                                    ----------

             ELECTRONICS -- 1.0%
       510   Kyocera Corporation - ADR                                  54,156
                                                                    ----------

             FINANCIAL SERVICES -- 1.8%
     2,088   Orix Corporation - ADR                                    100,746
                                                                    ----------
               Total Japan                                             273,641
                                                                    ----------

             MEXICO -- 1.0%

             TELECOMMUNICATIONS -- 1.0%
     1,220   Telefonos de Mexico
               S.A. - ADR                                               55,052
                                                                    ----------
               Total Mexico                                             55,052
                                                                    ----------

             NETHERLANDS -- 13.6%

             CHEMICALS -- 1.8%
     1,900   Akzo Nobel N.V. - ADR                                     101,175
                                                                    ----------

             ELECTRONICS -- 4.1%
     3,052   Koninklijke (Royal) Philips
               Electronics N.V. - NYS                                  110,635
     2,740   STMicroelectronics N.V. - NYS                             117,306
                                                                    ----------
                                                                       227,941
                                                                    ----------

             FINANCIAL SERVICES -- 2.0%
     1,360   ING Groep N.V. - ADR                                      108,970
                                                                    ----------
             FOOD, BEVERAGES & TOBACCO -- 2.1%
     3,581   Koninklijke Ahold N.V. - ADR                              116,383
                                                                    ----------

             TEXTILES & APPAREL -- 2.0%
     1,240   Gucci Group N.V. - NYS                                    109,740
                                                                    ----------

             TRANSPORTATION -- 1.6%
     3,726   TNT Post Group N.V. - ADR                                  91,520
                                                                    ----------
               Total Netherlands                                       755,729
                                                                    ----------

             SOUTH KOREA -- 1.3%

             TELECOMMUNICATIONS -- 1.3%
     2,280   Korea Telecom
               Corporation - ADR                                        70,680
                                                                    ----------
               Total South Korea                                        70,680
                                                                    ----------

             SPAIN -- 1.9%

             TELECOMMUNICATIONS -- 1.9%
     2,106   Telefonica S.A. - ADR                                     105,300
                                                                    ----------
               Total Spain                                             105,300
                                                                    ----------

             SWITZERLAND -- 1.5%

             BUSINESS SERVICES -- 1.5%
     1,070   Adecco S.A. - ADR                                          83,674
                                                                    ----------
               Total Switzerland                                        83,674
                                                                    ----------

             TAIWAN -- 0.6%

             ELECTRONICS -- 0.6%
     4,210   United Microelectronics
               Corporation - ADR*<F44>                                  34,733
                                                                    ----------
               Total Taiwan                                             34,733
                                                                    ----------

             UNITED KINGDOM -- 5.0%

             BUSINESS SERVICES -- 1.0%
       860   WPP Group PLC - ADR                                        54,019
                                                                    ----------

             COMMUNICATIONS & MEDIA -- 1.8%
     4,318   Pearson PLC - ADR                                         101,743
                                                                    ----------

             TELECOMMUNICATIONS -- 2.2%
     3,360   Vodafone AirTouch  PLC - ADR                              120,330
                                                                    ----------
               Total United Kingdom                                    276,092
                                                                    ----------

             UNITED STATES -- 46.3%

             BUSINESS SERVICES -- 3.3%
     2,090   Cisco Systems, Inc. *<F44>                                 79,943
     1,250   Omnicom Group Inc.                                        103,594
                                                                    ----------
                                                                       183,537
                                                                    ----------

             COMPUTERS -- 3.9%
     1,970   Dell Computer Corporation *<F44>                           34,352
     1,520   EMC Corporation *<F44>                                    101,080
     2,840   Sun Microsystems, Inc. *<F44>                              79,165
                                                                    ----------
                                                                       214,597
                                                                    ----------

             DRUGS -- 6.1%
     1,400   Amgen Inc.*<F44>                                           89,512
     3,350   Pfizer Inc.                                               154,100
     1,690   Schering-Plough Corporation                                95,908
                                                                    ----------
                                                                       339,520
                                                                    ----------

             ELECTRICAL EQUIPMENT -- 1.6%
     1,820   General Electric Company                                   87,246
                                                                    ----------

             ELECTRONICS -- 2.6%
     1,970   Intel Corporation                                          59,223
     1,850   Xilinx, Inc.*<F44>                                         85,331
                                                                    ----------
                                                                       144,554
                                                                    ----------

             FINANCIAL SERVICES -- 9.5%
     2,293   Citigroup Inc.                                            117,086
     2,985   Concord EFS, Inc.*<F44>                                   131,153
     1,400   Fannie Mae                                                121,450
     4,340   MBNA Corporation                                          160,309
                                                                    ----------
                                                                       529,998
                                                                    ----------

             HEALTH CARE SERVICES -- 2.1%
     1,040   Wellpoint Health Networks Inc.*<F44>                      119,860
                                                                    ----------

             INSURANCE -- 2.5%
     1,900   AFLAC Incorporated                                        137,156
                                                                    ----------

             INTERNET SERVICES -- 0.6%
       920   America Online, Inc.*<F44>                                 32,016
                                                                    ----------

             MEDICAL INSTRUMENTS -- 1.6%
     1,690   Guidant Corporation *<F44>                                 91,154
                                                                    ----------

             RETAIL -- 6.8%
     3,330   Bed Bath & Beyond Inc. *<F44>                              74,509
     4,300   Family Dollar Stores, Inc.                                 92,181
     1,810   RadioShack Corporation                                     77,491
     2,110   Safeway Inc.*<F44>                                        131,875
                                                                    ----------
                                                                       376,056
                                                                    ----------

             SOFTWARE -- 2.0%
     3,910   Oracle Corporation*<F44>                                  113,634
                                                                    ----------

             TELECOMMUNICATIONS EQUIPMENT -- 1.9%
       680   Comverse Technology, Inc.*<F44>                            73,865
       720   JDS Uniphase Corporation*<F44>                             30,015
                                                                    ----------
                                                                       103,880
                                                                    ----------

             UTILITIES - ELECTRIC -- 1.8%
     1,800   AES Corporation*<F44>                                      99,675
                                                                    ----------
               Total United States                                   2,572,883
                                                                    ----------
             TOTAL COMMON STOCKS
               (Cost $4,965,316)                                     5,253,534
                                                                    ----------

             SHORT-TERM INVESTMENTS -- 5.4%

             VARIABLE RATE DEMAND NOTES #<F45> -- 5.4%
  $  2,794   American Family Financial
               Services, Inc., 6.2353%                                   2,794
   162,751   Firstar Bank, N.A., 6.3963%                               162,751
     9,716   Sara Lee Corporation, 6.2463%                               9,716
   125,891   Wisconsin Corporate Central
               Credit Union, 6.3163%                                   125,891
                                                                    ----------
             TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $301,152)                                         301,152
                                                                    ----------
             TOTAL INVESTMENTS
               (COST $5,605,974) -- 100.0%                           5,554,686
                                                                    ----------
             OTHER ASSETS, LESS
               LIABILITIES -- 0.0%                                       2,312
                                                                    ----------
             TOTAL NET ASSETS -- 100.0%                             $5,556,998
                                                                    ----------
                                                                    ----------

*<F44>  Non-income producing security.
#<F45> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 2000.
 ADR -  American Depository Receipts
 NYS -  New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)

NOTE 1 -- DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust issues its shares in series, with each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund, the International Equity Fund and the Global Equity Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, each Fund is a "diversified" series of the Trust.

The U.S. Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalizations, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

The Global Equity Fund commenced operations with the sale of Class Y shares on December 18, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of U.S. and foreign companies with large market capitalizations, including multinational companies. The Fund's foreign equity investments primarily consist of ADRs. The Fund may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. Class A shares were initially sold on April 26, 1999, February 1, 1999 and February 19, 1999 for the U.S. Equity Fund, International Equity Fund and Global Equity Fund, respectively. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus, and expenses pursuant to the distribution and shareholder servicing plans described in Notes 7 and 8. The maximum sales charge is 4% of the offering price.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

     a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

     b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

     d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

     e) Federal Income Taxes -- The Funds' intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

     f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. (the "Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The U.S. Equity Fund and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis for financial reporting purposes for the respective Funds. On the same day the tax basis of securities held for the U.S. Equity Fund and the International Equity Fund was $1,096,452 and $825,707 lower than their basis for financial reporting purposes, respectively. On December 31, 2000, the tax basis of the remaining securities held by the U.S. Equity Fund and the International Equity Fund was $418,885 and $273,218 lower than their basis for financial reporting purposes, respectively.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

At December 31, 2000, each Fund had an unlimited number of shares of beneficial interest authorized with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:

                                               U.S.                     INTERNATIONAL                     GLOBAL
                                           EQUITY FUND                   EQUITY FUND                   EQUITY FUND
                                       --------------------          --------------------          --------------------
                                         SIX MONTHS ENDED              SIX MONTHS ENDED              SIX MONTHS ENDED
                                        DECEMBER 31, 2000             DECEMBER 31, 2000             DECEMBER 31, 2000
                                       --------------------          --------------------          --------------------
                                       SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
                                       ------        ------          ------        ------          ------        ------
CLASS A
Sales                                  16,572       $233,170          4,244        $53,960            560       $  7,421
Reinvested distributions                  704          8,712          4,289         47,733             79            993
Redemptions                            (2,936)       (39,443)        (5,163)       (74,561)          (154)        (2,109)
                                       ------       --------         ------        -------         ------       --------
Net increase                           14,340       $202,439          3,370        $27,132            485       $  6,305
                                       ------       --------         ------        -------         ------       --------
                                                    --------                       -------                      --------

SHARES OUTSTANDING:
Beginning of period                    18,780                        38,911                        47,424
                                       ------                        ------                        ------
End of period                          33,120                        42,281                        47,909
                                       ------                        ------                        ------
                                       ------                        ------                        ------

CLASS Y
Sales                                  26,475     $  361,971        261,529     $3,665,988         48,394       $695,218
Reinvested distributions                9,987        125,237        110,874      1,248,442            316          4,002
Redemptions                          (104,893)    (1,407,055)       (84,538)    (1,108,831)            (8)          (104)
                                     --------     ----------        -------     ----------         ------       --------
Net increase (decrease)               (68,431)    $ (919,847)       287,865     $3,805,599         48,702       $699,116
                                     --------     ----------        -------     ----------         ------       --------
                                                  ----------                    ----------                      --------

SHARES OUTSTANDING:
Beginning of period                   644,376                       916,693                       342,362
                                     --------                     ---------                       -------
End of period                         575,945                     1,204,558                       391,064
                                     --------                     ---------                       -------
                                     --------                     ---------                       -------
Total net
  increase (decrease)                             $ (717,408)                   $3,832,731                      $705,421
                                                  ----------                    ----------                      --------
                                                  ----------                    ----------                      --------

                                               U.S.                     INTERNATIONAL                     GLOBAL
                                           EQUITY FUND                   EQUITY FUND                   EQUITY FUND
                                       --------------------          --------------------          --------------------
                                            YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                          JUNE 30, 2000                 JUNE 30, 2000                 JUNE 30, 2000
                                       --------------------          --------------------          --------------------
                                       SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
                                       ------        ------          ------        ------          ------        ------
CLASS A
Sales                                  18,784       $244,492         29,172       $388,314         34,660       $510,729
Reinvested distributions                  622          8,168            664          9,505             --             --
Redemptions                              (705)        (9,500)        (5,676)       (78,110)            --             --
                                       ------       --------         ------       --------         ------       --------
Net increase                           18,701       $243,160         24,160       $319,709         34,660       $510,729
                                       ------       --------         ------       --------         ------       --------
                                                    --------                      --------                      --------

SHARES OUTSTANDING:
Beginning of period                        79                        14,751                        12,764
                                       ------                        ------                        ------
End of period                          18,780                        38,911                        47,424
                                       ------                        ------                        ------
                                       ------                        ------                        ------

CLASS Y
Sales                                 353,974     $4,798,383        413,707     $5,175,693        337,537     $5,012,128
Reinvested distributions               22,822        304,005         19,087        275,230             65            903
Redemptions                          (149,089)    (2,104,639)        (6,672)      (100,211)       (64,215)      (917,390)
                                     --------     ----------        -------     ----------        -------     ----------
Net increase                          227,707     $2,997,749        426,122     $5,350,712        273,387     $4,095,641
                                     --------     ----------        -------     ----------        -------     ----------
                                                  ----------                    ----------                    ----------

SHARES OUTSTANDING:
Beginning of period                   416,669                       490,571                        68,975
                                     --------                       -------                       -------
End of period                         644,376                       916,693                       342,362
                                     --------                       -------                       -------
                                     --------                       -------                       -------
Total net increase                                $3,240,909                    $5,670,421                    $4,606,370
                                                  ----------                    ----------                    ----------
                                                  ----------                    ----------                    ----------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the year ended December 31, 2000 for the U.S. Equity Fund, International Equity Fund and the Global Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            U.S.           INTERNATIONAL           GLOBAL
                        EQUITY FUND         EQUITY FUND         EQUITY FUND
                        -----------         -----------         -----------
Purchases                $1,261,671          $7,825,832          $2,019,634
Sales                    $2,159,920          $5,649,583          $1,340,541

The following information for the Funds is as of December 31, 2000:

                                COST FOR FEDERAL       TAX BASIS           TAX BASIS           TAX BASIS
                                   INCOME TAX        NET UNREALIZED     GROSS UNREALIZED    GROSS UNREALIZED
                                    PURPOSES          APPRECIATION        APPRECIATION        DEPRECIATION
                                  ------------        ------------        ------------        ------------
U.S. Equity Fund                  $ 5,492,270          $2,173,613          $2,559,542         $  (385,929)
International Equity Fund         $13,168,566          $1,009,835          $2,408,251         $(1,398,416)
Global Equity Fund                $ 5,636,295          $  (81,609)         $  750,123         $  (831,732)

At June 30, 2000, the Global Equity Fund had an accumulated net realized capital loss carryover of $18,854, expiring in 2008. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by an unused capital loss carryover for the Fund. In addition, the Global Equity Fund realized, on a tax basis, post-October losses through June 30, 2000 of $124,717, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 6 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Fund and Global Equity Fund's average daily net assets.

The Adviser has agreed to reimburse and/or absorb the Funds' advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts until at least June 30, 2002:

                                    CLASS A             CLASS Y
                                    -------             -------
U.S. Equity Fund                     1.45%               0.95%
International Equity Fund            1.65%               1.15%
Global Equity Fund                   1.65%               1.15%

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed. For the period ended December 31, 2000, the Adviser reimbursed/absorbed expenses of $78,326, $94,306 and $83,461 for the U.S. Equity, International Equity and Global Equity Funds, respectively. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                            U.S.           INTERNATIONAL           GLOBAL
YEAR OF EXPIRATION      EQUITY FUND         EQUITY FUND         EQUITY FUND
------------------      -----------         -----------         -----------
6/30/2001                 $146,519            $156,233            $107,742
6/30/2002                 $148,181            $145,224            $148,675

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

NOTE 7 -- DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-1 Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A shares. The U.S. Equity Fund, International Equity Fund and Global Equity Fund incurred $918, $1,264 and $1,664 in fees pursuant to the 12b-1 Plan for the year ended December 31, 2000.

NOTE 8 -- SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a shareholder servicing plan. Under the shareholder servicing plan, Class A shares may pay financial institutions, including affiliates of the Adviser, a fee of 0.25% of its average daily net assets for services relating to maintenance of investor accounts, including liaisons with investors. The Board of Trustees voted to eliminate the shareholder servicing plan fee effective February 25, 2000.

NOTE 9 -- SUBSEQUENT EVENTS

On February 20, 2001, the Board of Trustees approved a plan of liquidation with respect to the Global Equity Fund. The plan of liquidation provides that on or about March 30, 2001, the Global Equity Fund will liquidate all of its assets and distribute the proceeds pro rata to all remaining shareholders.

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors

                                THE SIMMS FUNDS
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830
                    1-877-GET-SIMS         (1-877-438-7467)

                               BOARD OF TRUSTEES
          Robert A. Simms, Sr.               Gen. Robert E. Kelley
          Beverly W. Aisenbrey               Michael A. McManus, Jr.
          Arthur S. Bahr                     Thomas L. Melly
          Robert G. Blount                   Arthur O. Poltrack

                               INVESTMENT ADVISER
                            Simms Capital Management
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

                       ADMINISTRATOR, TRANSFER AGENT AND
                          DIVIDEND DISBURSEMENT AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.